DESCRIPTION OF PLAN (Details) - EBP 101	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) retirementAge	Sep. 30, 2025 USD ($) transfer	Sep. 30, 2025 USD ($) year	Sep. 30, 2025 USD ($) distribution	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)
EBP, Description of Plan [Line Items]
Amount of compensation eligible to contribute to plan, percent			40.00%
Amount of compensation eligible to contribute to plan, increment level, percent			1.00%
Automatic enrollment period	45 days
Initial pre-tax eligible contribution, percentage			6.00%
Forfeitures		$ 280,498						$ 985,923
Unallocated forfeitures	$ 441,265	$ 441,265	$ 441,265	$ 441,265	$ 441,265	$ 441,265	$ 441,265	555,348
Participant account, vesting percentage			100.00%
Vesting rate per year, percentage			20.00%
Vesting service period	5 years
Cliff vest period	3 years
Retirement age				55		55
Amount of total contribution invested in Plan funds, increment level, percentage			1.00%
Amount of total contribution invested in Plan funds, transfer increment level, percentage			1.00%
Maximum number of transfers per quarter | transfer					6
Borrowing rate over the Prime Rate			1.00%
Maximum borrowing amount of vested account balance, percent	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Maximum borrowing amount of vested account balance, amount	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Partial distributions, allowable per month | distribution							1
Partial distributions, minimum amount		100
Minimum vested account balance distribution, amount		7,000
Net assets available for benefits	$ 32,011,842	$ 32,011,842	$ 32,011,842	$ 32,011,842	$ 32,011,842	$ 32,011,842	$ 32,011,842	$ 416,840,247	$ 389,046,495	$ 363,353,558
Minimum
EBP, Description of Plan [Line Items]
General loan borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
General loan borrowing term	4 years